Concentration of major customers and suppliers - Advance to suppliers (Details) - Accounts Payable [Member] - Supplier Concentration Risk [Member] - item	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Concentration Risk [Line Items]
Number of supplier	4	3
Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	40.00%	35.00%
Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	24.00%
Supplier three
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	16.00%
Supplier four
Concentration Risk [Line Items]
Concentration risk percentage	15.00%